INCOME TAXES - Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes paid (refund) [abstract]
Income (loss) before income taxes	$ (2,758,567)	$ (1,307,890)	$ 3,334,043
Statutory income tax rate	27.00%	27.00%	27.00%
Income tax (benefit) liability computed at statutory tax rate	$ (744,813)	$ (353,130)	$ 900,192
Items not deductible for income tax purposes	(107,916)	147,116	(12,564)
Under provision of taxes in prior years	99,873	(84,532)	36,225
Change in timing differences	91,007	499,718	135,130
Impact of foreign exchange on tax assets and liabilities	4,444	(7,163)	(39,116)
Unused tax losses and tax offsets not recognized	813,044	33,082	(983,204)
Income tax expense (recovery)	155,639	235,091	36,663
Penalties and interest included in income tax expense (recovery)	0	0	27,989
Texas margin tax and branch tax	17,000	13,901	34,425
Income tax expense (recovery)	$ 172,639	$ 248,992	$ 99,077